Leases (Future Minimum Commitments For Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future Minimum Commitments for Operating Leases
2012	$ 38.1
2013	27.9
2014	13.5
2015	7.9
2016	6.3
Thereafter	31.1
Total	124.8
Leases (Textual) [Abstract]
Operating lease expense	$ 43.8	$ 42.5	$ 41.5